Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	Advisor Managed Portfolios
Entity Central Index Key	dei_EntityCentralIndexKey	0001970751
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2025
Prospectus Date	rr_ProspectusDate	Feb. 05, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A